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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment No. _____
         This Amendment (check one only):  [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Waddell & Reed Investment Management Company
Address:          6300 Lamar Avenue
                  Overland Park, KS 66202

Form 13F File Number:      28-4466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:             Wendy J. Hills
Title:            Secretary
Phone:            (913) 236-2013

Signature, Place and Date of Signing:

/s/  Wendy J. Hills         Overland Park, Kansas       April 7, 2010
-------------------


Report Type (check only one):

[ ] 13F HOLDINGS. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number               Name
       --------------------               ----

       28-7592                            Waddell & Reed Financial, Inc.